Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Digital Assets Staked by Significant Borrowing Counterparty (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Number of coins staked	103,543,588.4693	38,316,881.6517	38,316,881.6517
Fair Value (in Dollars)	$ 30,277,746	$ 38,986,741	$ 38,986,741
Fair Value Share	100.00%	100.00%	100.00%
Bottom of range [member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates	1.98%	1.24%
Top of range [member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates	8.81%	14.93%
Switzerland [Member] | Counterparty H [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Number of coins staked	90,457,225.939
Fair Value (in Dollars)	$ 15,136,769
Fair Value Share	50.00%
Switzerland [Member] | Self custody [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Number of coins staked	13,086,326.9303	14,682,669.8053
Fair Value (in Dollars)	$ 15,085,309	$ 33,793,726
Fair Value Share	49.80%	87.00%
Switzerland [Member] | Counterparty B [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Number of coins staked		23,634,179.8442
Fair Value (in Dollars)		$ 5,097,352
Fair Value Share		13.00%
Switzerland [Member] | Bottom of range [member] | Counterparty H [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates	2.53%
Switzerland [Member] | Bottom of range [member] | Self custody [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates	1.98%	2.30%
Switzerland [Member] | Bottom of range [member] | Counterparty B [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates		2.76%
Switzerland [Member] | Top of range [member] | Counterparty H [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates	6.34%
Switzerland [Member] | Top of range [member] | Self custody [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates	8.81%	14.28%
Switzerland [Member] | Top of range [member] | Counterparty B [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates		7.67%
United States [Member] | Counterparty M [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates	2.09%	2.87%
Number of coins staked	35.6	32.0023
Fair Value (in Dollars)	$ 55,668	$ 95,663
Fair Value Share	0.20%	0.00%